Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefit Expense
Employee benefit expenses include the following:

Employee benefit expenses include the following:

€ in thousand	Year ended December 31,
	2021	2020	2019
Salaries	47,717	38,515	34,128
Social security contributions	35,923	18,555	10,621
Share-based compensation expense	14,678	6,328	2,552
Training and education	603	351	672
Other employee benefits	1,091	842	798
Total Employee benefit expense	100,012	64,592	48,771